Real Estate - Estimated Annual Amortization (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
In-place lease valuation, net
2020		$ (2,150)
2021	$ (2,518)	(2,066)
2022	(2,465)	(2,467)
2023	(1,648)	(2,415)
2024	(1,186)	(1,593)
Tenant origination and absorption costs
2020		64,739
2021	54,744	57,151
2022	50,184	54,050
2023	38,006	49,246
2024	27,450	41,479
Ground leasehold improvements
2020		(291)
2021	(290)	(290)
2022	(290)	(290)
2023	(291)	(290)
2024	(290)	(291)
Other leasing costs
2020		4,911
2021	6,063	5,668
2022	5,934	5,673
2023	5,700	5,571
2024	$ 5,580	$ 5,533